Deferred tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Deferred Tax Assets and Liabilities [abstract]
Schedule of Deferred Tax Assets and Liabilities
(USD millions)	Property, plant and equipment	Intangible assets	Pensions and other benefit obligations of employees	Inventories	Tax loss carry- forwards	Other assets, provisions and accruals	Total

Gross deferred tax assets at January 1, 2025	130	2 591	688	2 464	659	2 344	8 876

Gross deferred tax liabilities at January 1, 2025	-334	-4 506	-680	-71		-1 345	-6 936

Net deferred tax balance at January 1, 2025	-204	-1 915	8	2 393	659	999	1 940

At January 1, 2025	-204	-1 915	8	2 393	659	999	1 940

Credited/(charged) to income	-15	343	-46	1 102	-157	-867	360

Credited/(charged) to equity					-109	37	-72

Credited/(charged) to other comprehensive income			-174				-174

Impact of acquisitions applying the optional concentration test					149	31	180

Other movements	-32	53	-40	-13		-161	-193

Net deferred tax balance at December 31, 2025	-251	-1 519	-252	3 482	542	39	2 041

Gross deferred tax assets at December 31, 2025	115	2 634	718	3 589	542	2 460	10 058

Gross deferred tax liabilities at December 31, 2025	-366	-4 153	-970	-107		-2 421	-8 017

Net deferred tax balance at December 31, 2025	-251	-1 519	-252	3 482	542	39	2 041

After offsetting the following amount of deferred tax assets and liabilities within the same tax jurisdiction, the balance amounts to:							4 620

Deferred tax assets at December 31, 2025							5 438

Deferred tax liabilities at December 31, 2025							-3 397

Net deferred tax balance at December 31, 2025							2 041

Gross deferred tax assets at January 1, 2024	117	2 188	764	2 200	713	2 206	8 188

Gross deferred tax liabilities at January 1, 2024	-310	-4 228	-420	-77		-1 092	-6 127

Net deferred tax balance at January 1, 2024	-193	-2 040	344	2 123	713	1 114	2 061

At January 1, 2024	-193	-2 040	344	2 123	713	1 114	2 061

Credited/(charged) to income	-23	615	9	272	-189	-2	682

Creditied/(charged) to equity					-105	20	-85

Credited/(charged) to other comprehensive income			-343			-9	-352

Impact of acquisitions of businesses	-2	-479			263	-116	-334

Other movements	14	-11	-2	-2	-23	-8	-32

Net deferred tax balance at December 31, 2024	-204	-1 915	8	2 393	659	999	1 940

Gross deferred tax assets at December 31, 2024	130	2 591	688	2 464	659	2 344	8 876

Gross deferred tax liabilities at December 31, 2024	-334	-4 506	-680	-71		-1 345	-6 936

Net deferred tax balance at December 31, 2024	-204	-1 915	8	2 393	659	999	1 940

After offsetting the following amount of deferred tax assets and liabilities within the same tax jurisdiction, the balance amounts to:							4 517

Deferred tax assets at December 31, 2024							4 359

Deferred tax liabilities at December 31, 2024							-2 419

Net deferred tax balance at December 31, 2024							1 940

Gross value of tax-loss carry-forwards
(USD millions)	Unrecognized	Recognized	2025 total

One year	133	10	143

Two years	39	10	49

Three years [1]	2 811	150	2 961

Four years	73	844	917

Five years	145	537	682

More than five years [1]	4 607	1 952	6 559

Not subject to expiry	553	603	1 156

Total	8 361	4 106	12 467

[1] Unrecognized losses expiring in three years include USD 2.8 billion attributable to US state capital loss carry-forwards, and those expiring in more than five years include USD 4.5 billion attributable to US state tax loss carry-forwards.

(USD millions)	Unrecognized	Recognized	2024 total

One year	19	3	22

Two years	59	88	147

Three years	24	26	50

Four years [1]	2 337	399	2 736

Five years	97	1 136	1 233

More than five years [1]	4 205	2 456	6 661

Not subject to expiry	783	1 103	1 886

Total	7 524	5 211	12 735

[1] Unrecognized losses expiring in four years include USD 2.3 billion attributable to US state capital loss carry-forwards, and those expiring in more than five years include USD 4.0 billion attributable to US state tax loss carry-forwards.

Tax losses carried forward that expired
(USD millions)	2025	2024	2023

Tax losses carried forward that expired	11	24	8